Property and Equipment, Net (Details) - Schedule of property and equipment ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,838		¥ 1,838
Less: accumulated depreciation	(1,733)		(1,575)
Property and equipment, net	105	$ 15	263
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	416		416
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	217		217
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,205		¥ 1,205